DEBT - Schedule of Borrowings (Details) € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	€ 2,089,737
Proceeds from borrowings	944,217
Repayments of borrowings	(263,712)
Interest accrued/(paid) and other	31,142
Translation differences	(76,639)
Total debt, ending balance	2,724,745
Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	1,185,470
Proceeds from borrowings	640,073
Repayments of borrowings	0
Interest accrued/(paid) and other	9,479
Translation differences	0
Total debt, ending balance	1,835,022
Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	788,269
Proceeds from borrowings	266,333
Repayments of borrowings	(222,207)
Interest accrued/(paid) and other	(979)
Translation differences	(70,252)
Total debt, ending balance	761,164
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	60,496
Proceeds from borrowings	0
Repayments of borrowings	(20,035)
Interest accrued/(paid) and other	22,659
Translation differences	(830)
Total debt, ending balance	62,290
Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	32,946
Proceeds from borrowings	0
Repayments of borrowings	(1,740)
Interest accrued/(paid) and other	(17)
Translation differences	(2,636)
Total debt, ending balance	28,553
Other debt
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	22,556
Proceeds from borrowings	37,811
Repayments of borrowings	(19,730)
Interest accrued/(paid) and other	0
Translation differences	(2,921)
Total debt, ending balance	€ 37,716